FAIR VALUE MEASURMENT (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value measurements are estimated utilizing Level 3

The following tables summarize the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

Anti-Dilution Rights
($ in thousands)

Balance as of January 1, 2014	$156
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	(46)
Settlement by issuance shares	(110)
Balance as of December 31, 2014	$-